PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	3.86%	3.60%	1.55%
Risk-free interest rate, maximum (as a percent)	4.30%	4.72%	4.45%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	46.00%	48.00%	41.00%
Volatility, maximum (as a percent)	48.00%	49.00%	49.00%
The weighted average fair value of options at grant date per share	$ 32.05	$ 25.61	$ 10.14
Minimum
Share-based compensation disclosures
Expected life (years)	4 years	4 years	4 years
The weighted average fair value of options at grant date per share	$ 16.37	$ 16.08	$ 7.44
Maximum
Share-based compensation disclosures
Expected life (years)	5 years	5 years	5 years
The weighted average fair value of options at grant date per share	$ 58.01	$ 36.51	$ 24.58